Commitments and Contingencies - Additional Information (Detail) - XL Hybrids Inc [Member] $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 ft²	Jan. 31, 2015 ft²
Settlement expense | $	$ 600
Operating Leases, Rent Expense | $		$ 470,053	$ 197,133
Facility In Quincy, Illinois [Member]
Area of land | ft²					3,264
Facility In California [Member]
Area of land | ft²				23,540
Lease expiration month and year				2025-02